Fair Value Measurements (Assets and Liabilities Remeasured At Fair Value on a Nonrecurring Basis) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Nonrecurring changes in fair value, Amounts included in earnings	¥ (25,685)	¥ (22,656)
Fair Value, Measurements, Nonrecurring | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Remeasurement of retained investment in SRE		15,911
Long-lived assets, Estimated fair value	0	0
Fair Value, Measurements, Nonrecurring | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-lived assets, Estimated fair value	0	0
Fair Value, Measurements, Nonrecurring | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-lived assets, Estimated fair value	32,033	8,155
Remeasurement Of Retained Investment in SRE [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Nonrecurring changes in fair value, Amounts included in earnings		13,347
Long-lived assets impairments
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Nonrecurring changes in fair value, Amounts included in earnings	¥ (25,685)	¥ (36,003)